Group employees (Tables)	12 Months Ended
Dec. 31, 2022
Number and average number of employees [abstract]
Summary of Average Number of Persons Employed by Group and Associates

	2022 Number	2021 Number
U.S.	4,274	4,789
AME	34,162	35,092
APMEA	13,641	14,484
Subsidiary undertakings	52,077	54,365
Associates	25,874	28,503
	77,951	82,868